CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
License revenues	$ 304	$ 3,550	$ 559	$ 9,481
Product sales, net	0	1,843	0	2,767
Total revenues	304	5,393	559	12,248
COST OF REVENUES	(72)	(897)	(106)	(2,352)
GROSS PROFIT	232	4,496	453	9,896
RESEARCH AND DEVELOPMENT EXPENSES	(2,326)	(2,225)	(3,949)	(4,719)
SALES AND MARKETING EXPENSES	0	(6,415)	0	(12,757)
GENERAL AND ADMINISTRATIVE EXPENSES	(209)	(1,629)	(1,198)	(3,015)
OPERATING LOSS	(2,303)	(5,773)	(4,694)	(10,595)
NON-OPERATING INCOME (EXPENSES), NET	(1,851)	7,807	5,793	12,297
FINANCIAL INCOME	490	535	784	1,100
FINANCIAL EXPENSES	(276)	(2,085)	(696)	(3,014)
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	$ (3,940)	$ 484	$ 1,187	$ (212)
EARNINGS (LOSS) PER ORDINARY SHARE - BASIC	$ (0)	$ 0	$ 0	$ (0)
EARNINGS (LOSS) PER ORDINARY SHARE - DILUTED	$ (0)	$ 0	$ 0	$ (0)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF EARNINGS (LOSS) PER ORDINARY SHARE	2,369,687,536	1,197,582,901	2,294,127,662	1,142,221,033